Note 13 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. At September 30, 2015 and December 31, 2014, the Stock Incentive Plan reserved 8,500,000 shares of common stock for grant.

On April 28, 2015, the Company granted two members of the Company’s Medical Advisory Board options to purchase 50,000 shares each of the Company’s common stock at an exercise price of $0.55 per share in place of an annual cash consulting fee for calendar year 2015. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.1198 resulting in compensation expense of $11,978. Compensation cost will be recognized over calendar year 2015.

On August 31, 2015, the Company granted options to Joseph Chiarelli, the former Chief Executive Officer of the Company as a part of a confidential Settlement Agreement and Mutual Releases agreement. Using the Black-Scholes options pricing model, management has determined that the fair value per share resulted in compensation expense of $98,100. Compensation cost was recognized at the date of grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the nine months ended September 30, 2015 and 2014:

	2015	2014
Weighted average expected life in years	5.0	5.5
Weighted average risk free interest rate	1.51%	1.81%
Weighted average volatility	121.9%	138.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. Since there is a limited trading history for the Company’s common stock, the expected volatility is based on a combination of historical data from companies similar in size, value and trading history for the Company’s common stock. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Management estimates pre-vesting forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected dividend yield is based on historical dividend experience, however, since inception the Company has not declared dividends.

The Company recognized as compensation cost for all outstanding stock options granted to employees, directors and advisors, $96,323 and $94,032 for the three months ended September 30, 2015 and 2014, respectively and $146,385 and $369,238 for the nine months ended September 30, 2015 and 2014, respectively.

A summary of option activity as of September 30, 2015 and December 31, 2014, and the changes during the three and nine months ended September 30, 2015, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2014	7,206,830	$1.31
Granted	-	$-
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of March 31, 2015	7,206,830	$1.31
Granted	100,000	$0.55
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of June 30, 2015	7,306,830	$1.30
Granted	1,500,000	$0.51
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	(872,759)	$0.36
Outstanding as of September 30, 2015	7,934,071	$1.25

Exercisable	7,734,069	$1.28

The range of exercise prices for options was $0.21 to $2.92 for options outstanding at September 30, 2015 and December 31, 2014. The aggregate intrinsic value for all vested and exercisable options was $0 at September 30, 2015 and December 31, 2014.

The weighted average remaining contractual term for outstanding exercisable stock options was 5.06 and 6.43 years as of September 30, 2015 and December 31, 2014, respectively.

A summary of the Company’s nonvested options as of September 30, 2015 and December 31, 2014, and changes during the three and nine months ended September 30, 2015, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2014	914,542	$0.37
Granted	-	$-
Vested	(631,208)	$0.35
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of March 31, 2015	283,334	$0.43
Granted	100,000	$0.55
Vested	(141,666)	$0.55
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of June 30, 2015	241,668	$0.41
Granted	1,500,000	$0.51
Vested	(1,525,000)	$0.51
Cancelled	-	$-
Forfeited or expired	(16,666)	$0.55
Outstanding as of September 30, 2015	200,002	$0.38

14.	Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is currently administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to three years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. The Stock Incentive Plan reserved a total of 8,500,000 shares of common stock for grant.

On September 4, 2014, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 75,000 shares of the Company’s common stock at an exercise price of $0.55 per share in place of an annual cash consulting fee for calendar year 2014. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.2375 resulting in compensation expense of $35,625. Compensation cost was recognized over the requisite service period in calendar year 2014.

On May 7, 2014, the Company granted to the active employees options to purchase 900,000 shares of common stock at an exercise price of $0.55 per share. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.47667 resulting in compensation expense of $429,001. Compensation cost is being recognized over the requisite service period.

On September 3, 2013, the Company granted 100,000 options to the new member of the board of directors at an exercise price of $0.65 per share. The options vested at the date of grant and have a ten year term. Using the Black-Scholes option pricing model, management has determined that the options had a weighted average fair value per share of $0.60 resulting in total compensation of $60,000. Compensation cost was recognized at grant date.

On February 21, 2013, the Company, by mutual agreement with all the active employees and directors of the Company, cancelled options granted to the active employees in the year ended December 31, 2011 and prior which totaled 1,113,644 shares of common stock at an average exercise price of $2.92. In exchange for these options, the active employees and directors received new options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share. Using the Black-Scholes option pricing model, management has determined that the options at the grant date, net of the value of the cancelled options as of the date of cancellation, had an average fair value per share of $0.223 resulting in total compensation of $499,621. Compensation cost is being recognized over the requisite service period.

On February 21, 2013, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.35 per share in place of an annual cash consulting fee for calendar year 2013. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.64 resulting in compensation expense of $64,000. Compensation cost was recognized over the calendar year 2013.

On February 25, 2013, Joseph Chiarelli joined the Company to serve as the Chief Executive Officer and a director of the Company. Mr. Chiarelli was granted options to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.35 per share. The options vest and become exercisable in five installments as follows: (i) 375,000 vested at grant; (ii) 375,000 vest upon the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (iii) 375,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000; (iv) 375,000 vest upon receipt by the Company of FDA approval for the use of dermaPACE; and (v) 750,000 vest in the event the Company achieves the milestones (i), (ii), (iii) and (iv) above during the initial two year term and the agreement is not extended by the Company. Using the Black-Scholes option pricing model, management has determined that the options had an average fair value per share of $0.207 resulting in total compensation of $465,000. Compensation cost was recognized over the requisite service period. Mr. Chiarelli was terminated as Chief Executive Officer on April 15, 2014. The 1,500,000 non-vested options outstanding at that time were forfeited.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2014 and 2013:

	2014	2013
Weighted average expected life in years	5.4	4.3
Weighted average risk free interest rate	1.81%	0.73%
Weighted average volatility	136.11%	149.85%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted. The risk-free rate for periods within the contractual life of the option  is based on the United States Treasury yield curve in effect at the time of the grant. Since there is a limited trading history for our common stock, the expected volatility is based on historical data from companies similar in size and value to us. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest.

For the years ended December 31, 2014 and 2013, the Company recognized $135,015 and $792,160, respectively, as compensation cost related to options granted. The remaining compensation cost will be recognized as follows:

Unrecognized
Compensation
Years ending December 31,	Cost

2015	$47,994
2016	7,333
Total	$55,327

A summary of option activity as of December 31, 2014 and 2013, and the changes during the years ended December 31, 2014 and 2013, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2012	5,229,330	$2.25
Granted	4,693,644	$0.36
Exercised	(108,334)	$0.35
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(334,166)	$1.15
Outstanding at December 31, 2013	8,366,830	$1.17
Granted	1,050,000	$0.55
Exercised	(60,000)	$0.21
Cancelled	-	$-
Forfeited or expired	(2,150,000)	$0.41
Outstanding at December 31, 2014	7,206,830	$1.31

Vested and exercisable at December 31, 2014	6,292,288	$1.45

The range of exercise prices for options was $0.21 to $2.92 for options outstanding at December 31, 2014 and 2013. The aggregate intrinsic value for outstanding options was $0 and $1,271,540 at December 31, 2014 and 2013, respectively. The aggregate intrinsic value for all vested and exercisable options was $0 and $574,181 at December 31, 2014 and 2013, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options is 6.43 years and 6.96 years as of December 31, 2014 and 2013, respectively.

A summary of the Company’s nonvested options as of December 31, 2014 and 2013, and changes during the years ended December 31, 2014 and 2013, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2012	508,750	$0.66
Granted	4,693,644	$0.36
Vested	(1,667,886)	$0.39
Cancelled	(43,750)	$2.87
Forfeited or expired	(236,666)	$0.50
Outstanding at December 31, 2013	3,254,092	$0.35
Granted	1,050,000	$0.55
Vested	(1,464,551)	$0.41
Cancelled	-	$-
Forfeited or expired	(1,924,999)	$0.39
Outstanding at December 31, 2014	914,542	$0.37